STATEMENT OF OPERATIONS - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2017	May 31, 2018
Income Statement [Abstract]
Revenues
Operating expenses
General and administrative expenses	672	530,564
Loss from operations	(672)	(530,564)
Other income:
Interest income		521,702
Loss before provision for taxes	(672)	(8,862)
Income tax provision
Net loss	$ (672)	$ (8,862)
Basic and diluted net loss per share (in dollars per share)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding (in shares)	1,750,000	2,050,790